UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND

(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2006

ITEM 1. Schedule of Investments.
Worldwide Emerging Markets
Schedule of Portfolio Investments
September 30, 2006

Country	No. of Shares	Securities		Value
Common Stocks:
Argentina 1.6%
	220,000	Inversiones y Representaciones S.A. (GDR) †		$ 2,785,200
	35,000	Tenaris S.A. (ADR)		1,238,300
				4,023,500
Brazil 9.9%
	100,000,000	AES Tiete S.A.		2,644,529
	269,532	Cia Vale de Rio Doce		4,983,299
	32,000	Guararapes Confeccoes S.A.		1,215,656
	1,048,837	Investimentos Itau S.A.		4,317,293
	105,000	Petroleo Brasileiro S.A. (ADR)		8,802,150
	208,000	Saraiva S.A. Livreiros Editores		1,798,464
	115,000	Vivax S.A. †		1,888,194
				25,649,585
China 1.4%
	6,098,000	Norstar Founders Group Ltd. #		2,025,652
	2,209,000	Shui On Land Ltd. † #		1,531,001
				3,556,653
Hong Kong 6.6%
	3,120,000	Chen Hsong Holdings #		1,710,238
	5,997,000	CNOOC Ltd. #		4,992,833
	1,140,000	Kingboard Chemical Holdings Ltd. #		4,098,668
	1,227,000	Lifestyle International Holdings Ltd. #		2,424,706
	180,000	PYI Corp.		65,617
	2,520,500	Techtronic Industries Co. #		3,716,439
				17,008,501
Hungary 1.0%
	80,000	OTP Bank PCL #		2,524,384
India 5.3%
	80,000	Bharat Electronics Ltd. #		2,017,986
	460,000	Mahindra & Mahindra Ltd. #		6,811,752
	100,000	Suzlon Energy Ltd. #		2,688,801
	125,000	Tata Tea Ltd. #		2,037,192
				13,555,731
Indonesia 2.1%
	15,464,000	Berlian Laju Tanker Tbk PT #		3,556,267
	1,500,000	Perusahaan Gas Negara Tbk PT #		1,958,881
				5,515,148
Israel 0.9%
	1,100,000	Israel Discount Bank Ltd. † #		2,070,899
	15,150	Retalix Ltd. †		275,730
				2,346,629
Malaysia 1.1%
	1,535,700	KNM Group BHD #		2,517,767
	700,000	Media Prima BHD		362,527
	132,920	Multi-Purpose Holdings BHD Rights
		(MYR 1.00, expiring 2/26/09) †		6,848
				2,887,142
Mexico 4.8%
	70,000	America Movil S.A. de C.V. (ADR)		2,755,900
	603,500	Corporacion GEO S.A. de C.V. (Series B) †		2,538,828
	30,000	Fomento Economico Mexico S.A. (ADR)		2,908,200
	905,000	Grupo Financiero Banorte S.A. de C.V.		2,832,550
	500,000	Urbi Desarrollos Urbanos S.A. de C.V. †		1,407,586
				12,443,064
Nigeria 0.2%
	3,999,990	Guaranty Trust Bank		576,547
Panama 1.9%
	140,000	Copa Holdings S.A. (ADR)		4,806,200
Philippines 1.0%
	506,400	SM Investments Corp. #		2,535,076
Russia 6.1%
	100,000	LUKOIL (ADR)		7,620,000
	85,000	OAO Gazprom (ADR) #		3,690,743
	285,000	Ritek (USD) #		2,707,500
	200,000	TNK-BP Holding (USD)		484,000
	5,000	Vismpo-Avisma Corp. (USD) #		1,234,623
				15,736,866
Singapore 2.5%
	2,400,000	Citiraya Industries Ltd. † #		-
	577,000	Datacraft Asia Ltd. (USD)		577,000
	1,215,000	Ezra Holdings Ltd. #		2,275,819
	2,151,000	First Engineering Ltd. #		1,088,259
	550,000	Goodpack Ltd. † #		594,837
	31,250	Goodpack Ltd. Warrants
		(SGD 1.00, expiring 4/13/07) †		12,002
	2,819,000	Tat Hong Holdings Ltd. #		1,963,725
				6,511,642
South Africa 6.5%
	501,000	African Bank Investments Ltd. #		1,419,355
	180,000	Bidvest Group Ltd. #		2,605,653
	2,269,200	FirstRand Ltd. #		5,146,510
	175,000	Naspers Ltd. #		2,687,748
	390,000	Spar Group Ltd. #		1,818,092
	150,000	Standard Bank Group Ltd. #		1,495,282
	115,775	Sun International Ltd. #		1,463,282
				16,635,922
South Korea 18.2%
	38,000	Core Logic, Inc. #		1,231,050
	209,806	From30 Co. Ltd. † #		1,382,047
	77,000	Hynix Semiconductor, Inc. † #		3,030,800
	69,500	Hyundai Mobis #		7,130,230
	100,800	Hyunjin Materials Co. Ltd. † #		1,752,654
	99,000	Kookmin Bank #		7,753,291
	60,000	LS Industrial Systems Co. Ltd. #		2,206,702
	120,000	Meritz Fire & Marine Insurance Co. Ltd. #		788,477
	12,950	Samsung Electronics Co. Ltd. #		9,078,838
	181,000	SFA Engineering Corp. #		5,873,632
	136,463	Taewoong Co. Ltd. #		3,232,763
	125,000	Woori Finance Holdings Co. Ltd. #		2,634,448
	150,000	YNK KOREA, Inc. † #		864,383
				46,959,315
Taiwan 14.6%
	810,637	Advantech Co. Ltd. #		2,336,385
	1,834,671	Asia Vital Components Co. Ltd. #		873,284
	614,693	Catcher Technology Co. Ltd. #		5,274,004
	3,825,000	Formosa Taffeta Co. Ltd. #		2,009,014
	179,500	Foxconn Technology Co. Ltd. #		1,615,931
	1,583,566	Gemtek Technology Corp. #		2,612,449
	180,000	High Tech Computer Corp. #		4,758,371
	1,254,124	HON HAI Precision Industry Co. Ltd. #		7,633,071
	4,347,448	King Yuan Electronics Co. Ltd. #		3,209,286
	101,868	Novatek Microelectronics Corp. Ltd. #		480,238
	884,000	Powertech Technology #		2,482,735
	1,750,000	Uni-President Enterprises Corp. #		1,540,394
	2,090,500	Zyxel Communications Corp. #		2,724,990
				37,550,152
Thailand 2.9%
	300,000	Banpu PCL #		1,164,963
	5,689,760	Minor International PCL		1,446,485
	668,976	Minor International PCL Warrants
		(THB 6.00, expiring 3/29/08) †		83,878
	205,000	Siam Cement PCL #		1,296,432
	1,000,000	Thai Oil PCL		1,597,231
	25,000,000	TMB Bank PCL † #		2,021,544
				7,610,533
Turkey 1.9%
	419,999	Enka İnsaat ve Sanayi A.S. #		3,069,286
	1,249,999	GSD Holding † #		967,065
	141,249	Hacı Ömer Sabancı Holding A.S. #		497,502
	98,000	Selcuk Ecza Deposu Ticaret ve Sanayi A.S. † #		312,281
				4,846,134
Total Common Stocks 90.5%
(Cost: $157,707,128)				233,278,724

Preferred Stock:
Brazil 1.4%
	96,000	Cia Vale de Rio Doce (ADR)		1,776,960
	77,600	Petroleo Brasileiro S.A.		1,448,643
	125,000	Randon Participacoes S.A.		415,651
Total Preferred Stocks 1.4%
(Cost: $1,137,333)				3,641,254

Short-Term Obligations 5.4%		Date of Maturity	Interest Rate
Repurchase Agreement: Purchased on 9/29/06; Maturity value $13,767,932 (with State Street Bank & Trust Co., collateralized by $14,040,000 Federal National Mortgage Association 4.25% due 5/15/09 with a value of $14,040,534)(Cost: $13,763,000)		10/2/06	4.30%	13,763,000

Total Investments 97.3%
(Cost: $172,607,461)				250,682,978
Other assets less liabilities 2.7%				7,020,656
Net Assets 100.0%				$257,703,634

Glossary:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
MYR - Malaysian Ringgit
SGD - Singapore Dollar
THB - Thai Baht
USD - United States Dollar

† - Non-income producing
# - Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $173,248,510 which represented 67.2% of net assets.

Summary of Investments by Sector	% of Net Assets
Basic Materials	4.7%
Communications	5.7%
Consumer, Cyclical	13.2%
Consumer, Non-cyclical	3.3%
Diversified	2.9%
Energy	12.7%
Financial	14.5%
Industrial	21.4%
Utilities	2.0%
Technology	11.5%
Other Assets Less Liabilities	2.7%
Short-Term Obligations	5.4%
	100.0%

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale may differ materially from the value presented on the Schedule of Portfolio Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”) which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Emerging Markets Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Emerging Markets Fund

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Emerging Markets Fund

Date: November 29, 2006

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Emerging Markets Fund

Date: November 29, 2006